Financial Information as per operating segments (Details 4) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue		$ 2,484,712,280	$ 1,857,593,678	$ 1,822,540,697
Alcoholic business [Member]
Statement [Line Items]
Revenue		1,713,348,191	1,249,738,114	1,206,288,857
Non-alcoholic business [Member]
Statement [Line Items]
Revenue		728,440,268	572,856,972	583,258,201
Other business [Member]
Statement [Line Items]
Revenue	[1]	$ 42,923,821	$ 34,998,592	$ 32,993,639

[1]	Others consist mainly of sales of by-products and packaging including bottles, pallets, and glasses.